Earnings per share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)
The following table presents a reconciliation of net income amounts and the numbers of NHI shares used in the calculation of net income attributable to NHI shareholders per share in order to calculate basic and diluted earnings per share amounts for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2023	2024	2025
Basic —
Net income attributable to NHI shareholders	¥92,786	¥165,863	¥340,736

Weighted average number of NHI shares outstanding	3,006,744,201	3,017,128,412	2,955,204,882

Net income attributable to NHI shareholders per share	¥30.86	¥54.97	¥115.30

Diluted —
Net income attributable to NHI shareholders	¥92,606	¥165,701	¥340,463

Weighted average number of NHI shares outstanding	3,114,313,612	3,144,540,974	3,066,458,811

Net income attributable to NHI shareholders per share	¥29.74	¥52.69	¥111.03